SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summary of Financial Information by Segment
The following table presents summarized financial information concerning our reportable segments:

	Year Ended December 31,
(in thousands)	2018	2017	2016
Revenues by segment:
U.S.	$853,141	$737,729	$606,798
Canada	191,932	186,408	188,078
Consolidated revenue	$1,045,073	$924,137	$794,876
Gross margin by segment:
U.S.	$284,828	$267,215	$204,328
Canada	40,642	67,950	78,639
Consolidated gross margin	$325,470	$335,165	$282,967
Segment operating income (loss):
U.S.	$1,117	$51,459	$56,778
Canada	17,001	50,797	60,482
Consolidated operating profit	$18,118	$102,256	$117,260
Expenditures for long-lived assets by segment:
U.S.	$11,105	$7,406	$10,125
Canada	2,928	1,311	5,872
Consolidated expenditures for long-lived assets	$14,033	$8,717	$15,997
The following table provides the proportion of gross loans receivable by segment:

(in thousands)	December 31, 2018	December 31, 2017
U.S.	$361,473	$308,696
Canada	210,058	104,551
Total gross loans receivable	$571,531	$413,247

Summary of Long-lived Assets by Geographic Region
The following table presents our net long-lived assets, comprised of property and equipment, by segment. These amounts are aggregated on a legal entity basis and do not necessarily reflect where the asset is physically located:

(in thousands)	December 31, 2018	December 31, 2017
U.S.	$47,918	$52,627
Canada	28,832	32,924
Total	$76,750	$85,551